Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands				1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Mar. 02, 2023 USD ($)	Apr. 11, 2022 CNY (¥)	Oct. 20, 2021	Dec. 29, 2021 CNY (¥)	Oct. 20, 2021 CNY (¥)	Oct. 20, 2021 USD ($)	Aug. 17, 2021 CNY (¥)	Dec. 31, 2021	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Aug. 25, 2023 USD ($)	Apr. 30, 2023 CNY (¥)
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepayment balance (in Yuan Renminbi)														¥ 34,000
Ownership amount (in Dollars) | $													$ 1,300,000
Annual interest rate		2.40%	6.00%
Loan term	1 year
Interest rate	2.00%
Refunded (in Yuan Renminbi)									¥ 34,000		¥ 34,000	¥ 34,000
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest, percentage							12.00%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest, percentage									32.00%		32.00%	32.00%
Forecast [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual interest rate										6.00%
Hangzhou Doujin Information Technology Co., Ltd [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Working capital | $	$ 15,000
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Invested amount (in Yuan Renminbi)							¥ 30,000
Equity interest purchased (in Yuan Renminbi)				¥ 30,000
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Working capital		¥ 7,000			¥ 8,000	$ 8,000
Annual interest rate		6.00%						6.00%	6.00%		6.00%	2.40%
Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advance paid (in Yuan Renminbi)									¥ 86,858		¥ 86,858	¥ 86,858